Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Real Estate and Other:
Sales of VOIs and real estate	$ 169,998	$ 167,306	$ 24,267
Other resorts fee-based revenue	70,985	65,979	5,073
Fee based sales commission and other revenues	74,421	55,524	7,852
Interest income	88,125	93,613	12,182
Real Estate Revenue Net	403,529	382,422	49,374
Financial Services:
Interest income	143,819	178,735	225,762
Service charges on deposits	42,608	59,844	75,739
Other service charges and fees	26,404	30,140	29,542
Securities activities, net	5,435	2,864	11,180
Gain on sale of Tampa branches	38,603
Other non-interest income	14,002	12,613	11,864
Total financial services	270,871	284,196	354,087
Total revenues	674,400	666,618	403,461
Real Estate and Other:
Cost of sales of VOIs and real estate	27,058	43,094	106,873
Cost of sales of other resort operations	52,094	46,863	3,538
Interest expense	62,582	80,101	16,690
Selling, general and administrative expenses	215,254	226,753	62,977
Impairment of goodwill			2,001
Other expenses	1,304	2,839	2,148
Total real estate and other, expense	358,292	399,650	194,227
Financial Services:
Interest expense	31,382	39,665	74,852
Provision for loan losses	71,638	144,361	232,658
Employee compensation and benefits	73,047	93,950	108,245
Occupancy and equipment	44,152	53,589	58,576
Advertising and promotion	6,413	8,598	8,646
Check losses	2,066	2,421	4,188
Professional fees	16,209	20,438	14,629
Supplies and postage	3,316	3,954	4,173
Telecommunication	1,600	2,533	2,481
Cost associated with debt redemption	1,125	60	7,463
Provision for tax certificates	2,783	4,552	3,388
Lease termination costs	(1,211)	3,601	2,156
Employee termination costs	(192)	3,971	2,024
Impairment of loans held for sale	3,794
Impairment of assets held for sale		4,469
Impairment of goodwill			8,541
Impairment of real estate owned	14,215	6,830	4,124
FDIC deposit insurance assessment	9,591	10,148	10,990
Other expenses	16,952	23,716	26,333
Total Financial Services Expense	296,880	426,856	573,467
Total costs and expenses	655,172	826,506	767,694
Gain on bargain purchase of investment in Bluegreen			182,849
Gain (loss) on settlement of investment in subsidiary	10,690	(977)	29,679
Gain on extinguishment of debt	11,625	13,049
Equity in (loss) earnings from unconsolidated affiliates	1,256	(851)	33,381
Impairment of unconsolidated affiliates			(31,181)
Impairment of other investments			(2,396)
Investment gains			6,654
Other income	1,837	2,687	3,104
Income (loss) from continuing operations before income taxes	44,636	(145,980)	(142,143)
Less: Provision (benefit) for income taxes	20,957	9,215	(67,500)
Income (loss) from continuing operations	23,679	(155,195)	(74,643)
Loss from discontinued operations, less income tax benefit of $21,591, $9,110 and $1,400 for 2011, 2010 and 2009, respectively	(43,185)	(24,992)	(18,689)
Net loss	(19,506)	(180,187)	(93,332)
Less: Net loss attributable to noncontrolling interests	(8,236)	(76,339)	(120,611)
Net (loss) income attributable to BFC	(11,270)	(103,848)	27,279
Preferred stock dividends	(750)	(750)	(750)
Net (loss) income allocable to common stock	(12,020)	(104,598)	26,529
Basic (Loss) Earnings Per Common Share
Earnings (loss) per share from continuing operations	$ 0.15	$ (1.20)	$ 0.80
Loss per share from discontinued operations	$ (0.31)	$ (0.19)	$ (0.33)
Net (loss) income per common share	$ (0.16)	$ (1.39)	$ 0.47
Diluted (Loss) Earnings Per Common Share
Earnings (loss) per share from continuing operations	$ 0.15	$ (1.20)	$ 0.80
Loss per share from discontinued operations	$ (0.31)	$ (0.19)	$ (0.33)
Net (loss) income per common share	$ (0.16)	$ (1.39)	$ 0.47
Basic weighted average number of common shares outstanding	75,790	75,379	57,235
Diluted weighted average number of common and common equivalent shares outstanding	75,898	75,379	57,235
Amounts attributable to BFC common shareholders:
(Loss) income from continuing operations, net of tax	11,351	(90,181)	45,901
(Loss) income from discontinued operations, net of tax	(23,371)	(14,417)	(19,372)
Net income (loss)	$ (12,020)	$ (104,598)	$ 26,529